RELATED PARTY TRANSACTIONS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)
Amounts due from related parties:
Amounts due from related parties	$ 25,344		¥ 83,302		¥ 164,894
Amounts due to related parties:
Amounts due to related parties	1,983		891		12,902
Cainiao
Amounts due from related parties:
Amounts due from related parties	25,344		83,302		164,894
Amounts due to related parties:
Amounts due to related parties	1,846				12,011
Cainiao | Rendering of express delivery and supply chain management services
RELATED PARTY TRANSACTIONS
Amount of related party transactions	75,311	¥ 489,999	271,422	¥ 61,619
Cainiao | Rental of warehouse as a lessee
RELATED PARTY TRANSACTIONS
Amount of related party transactions	1,342	8,731
Cainiao | Operating costs paid on behalf of the Company
RELATED PARTY TRANSACTIONS
Amount of related party transactions	3,057	¥ 19,892
Entity controlled by a principal shareholder
Amounts due to related parties:
Amounts due to related parties	$ 137		¥ 891		¥ 891